Share option (Details Narrative)			12 Months Ended
	Feb. 01, 2024 shares $ / shares	Jul. 17, 2023	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Description of share options granted		Group granted a consultant share option equivalent to 3.5% of total number of shares of the Company as of December 7, 2022 with no vesting period
Number of stock option granted			5,900,000	5,900,000
Number of stock options granted, value			$ 2,690,000	$ 3,606,000
Share based payment expenses | $				$ 3,606,000
Issued share captial [member]
IfrsStatementLineItems [Line Items]
Number of stock option granted	5,900,000
Exercise price | $ / shares	$ 0.0001